CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Preferred Stock, Redemption Amount	$ 500,000
Preferred Stock, Par Value Per Share	$ 0.001
Preferred Stock, Shares Authorized	100,000,000
Preferred Stock, Shares Issued	20,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,125,000,000	1,125,000,000
Common Stock, Shares, Issued	81,322,175	77,500,000
Common Stock, Shares, Outstanding	81,322,175	77,500,000
Predecessor [Member]
Common Stock, Par Value Per Share		$ 0.001
Common Stock, Shares Authorized		1,000,000
Common Stock, Shares, Issued		1,000,000
Common Stock, Shares, Outstanding		100,000